Consolidated Statements of Cash Flows $ in Millions	12 Months Ended
	Dec. 31, 2015 USD ($)		Dec. 31, 2014 USD ($)		Dec. 31, 2013 USD ($)
Cash flows from operating activities
Net income (loss)	$ 2,757		$ 3,856		$ 2,142
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization expenses	474		460		429
Amortization of premiums and accretion of discounts associated with investments, net	(848)		(664)		(738)
(Gains) losses on investments and from sales of businesses, net	(259)		(138)		(49)
(Gains) losses on derivatives, net	(426)		(902)		1,059
(Income) loss from equity method investments, net of dividends or distributions	320		374		195
Interest credited to policyholder account balances	2,183		2,174		2,253
Universal life and investment-type product policy fees	(2,584)		(2,466)		(2,363)
Change in trading and fair value option securities	278		2		25
Change in accrued investment income	113		242		108
Change in premiums, reinsurance and other receivables	(135)		711		(368)
Change in deferred policy acquisition costs and value of business acquired, net	260		271		(82)
Change in income tax	257		229		334
Change in other assets	763		465		471
Change in insurance-related liabilities and policy-related balances	2,628		2,672		3,032
Change in other liabilities	(499)		(1,086)		(381)
Other, net	(16)		1		(7)
Net cash provided by (used in) operating activities	5,266		6,201		6,060
Cash flows from investing activities
Sales, maturities and repayments of fixed maturity securities	82,744		63,068		71,396
Sales, maturities and repayments of equity securities	651		186		206
Sales, maturities and repayments of mortgage loans	11,189		11,605		10,655
Sales, maturities and repayments of real estate and real estate joint ventures	2,734		976		87
Sales, maturities and repayments of other limited partnership interests	1,185		375		449
Purchases of fixed maturity securities	(76,594)		(69,256)		(70,760)
Purchases of equity securities	(694)		(173)		(461)
Purchases of mortgage loans	(16,268)		(14,769)		(12,032)
Purchases of real estate and real estate joint ventures	(823)		(1,876)		(1,427)
Purchases of other limited partnership interests	(668)		(773)		(675)
Cash received in connection with freestanding derivatives	1,039		740		560
Cash paid in connection with freestanding derivatives	(1,012)		(1,050)		(1,171)
Dividend of subsidiary	0		(49)		0
Receipts on loans to affiliates	0		75		0
Issuances of loans to affiliates	0		(100)		0
Purchases of loans to affiliates	0		(437)		0
Net change in policy loans	357		(70)		(57)
Net change in short-term investments	(1,117)		1,472		900
Net change in other invested assets	(603)		(254)		(460)
Net change in property, equipment and leasehold improvements	23		(140)		(76)
Other, net	0		17		0
Net cash provided by (used in) investing activities	2,143		(10,433)		(2,866)
Cash flows from financing activities
Policyholder account balances: Deposits	60,216		54,902		50,018
Policyholder account balances: Withdrawals	(61,248)		(51,210)		(52,020)
Net change in payables for collateral under securities loaned and other transactions	(2,230)		3,071		(1,365)
Net change in short-term debt	0		(320)		75
Long-term debt issued	907		4		481
Long-term debt repaid	(673)		(390)		(27)
Cash received in connection with redeemable noncontrolling interests	0		0		774
Cash paid in connection with noncontrolling interests	(159)		0		0
Dividends paid to MetLife, Inc.	(1,489)		(708)		(1,428)
Returns of capital	(11)		0		0
Other, net	(64)		(222)		(5)
Net cash provided by (used in) financing activities	(4,751)		5,127		(3,497)
Change in cash and cash equivalents	2,658		895		(303)
Cash and cash equivalents, beginning of year	1,993		1,098		1,401
Cash and cash equivalents, end of year	4,651		1,993		1,098
Supplemental disclosures of cash flow information
Net cash paid for Interest	123		150		152
Net cash paid (received) for Income tax	1,217		1,304		822
Non-cash transactions:
Capital contributions from MetLife, Inc.	4		4		3
Fixed maturity securities received in connection with pension risk transfer transactions	903		0		0
Reduction of redeemable noncontrolling interests	0	[1]	774	[1]	0
Reduction of long-term debt	543	[1]	413	[1]	0
Reduction of real estate and real estate joint ventures	389	[1]	1,132	[1]	0
Increase in noncontrolling interests	153	[1]	0	[1]	0
Issuance of short-term debt	0		245		0
Returns of capital	0		76		0
Disposal of subsidiary:
Assets disposed	0		69		0
Liabilities disposed	0		(34)		0
Dividends, Common Stock, Paid-in-kind	0		35		0
Cash disposed	0		(49)		0
Dividend of interests in subsidiary	0		14		0
Loss on dividend of interests in subsidiary	$ 0		$ 0		$ 0

[1]	(1)For the year ended December 31, 2015, amounts represent the impact of the consolidation of a real estate investment vehicle, offset by the subsequent deconsolidation of such real estate investment vehicle. See Note 8 for information on the 2014 amounts.